Fees Summary	Dec. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 954,000
Previously Paid Amount	0.00
Total Fee Amount	131.75
Total Offset Amount	0.00
Net Fee	131.75
Narrative - Max Aggregate Offering Price	$ 954,000
Final Prospectus	true